Condensed Financial Information of the Parent Company - Schedule of Condensed Parent Company Statements of Cash Flow (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Condensed Parent Company Statements of Cash Flow [Line Items]
Cash flows used in operating activities	$ (1,992)	$ (1,177)
Cash flows used in investing activities		(6,000)
Cash flows provided by financing activities		9,202
Net increase (decrease) in cash	(1,992)	2,025
Cash and restricted cash, beginning of the year	2,025
Cash and restricted cash, end of the year	$ 33	$ 2,025